2. Summary of Significant Accounting Policies: (d) Property and Equipment (Policies)	12 Months Ended
Dec. 31, 2020
Policies
(d) Property and Equipment	(d)Property and Equipment Property and equipment are recorded at cost and are depreciated based on the following rates:
Equipment	5 years straight-line